Financial Instruments - Summary of Financial Assets Classified by Type and Category (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Assets [Line Items]
Trade and other receivables, Current	$ 3,551,022	$ 2,377,789
Derivative instruments , current	44,424	2,168
Other current financial assets	210,393	110,352
Trade and other receivables, Non-current	906,508	616,793
Derivative instruments, non-current	69,729	19,932
Other non-current financial assets	2,796,475	1,752,267
Financial Assets At Fair Value Through Profit Or Loss	23,584	49,345
Level 2 [Member]
Disclosure Of Financial Assets [Line Items]
Financial Assets At Fair Value Through Profit Or Loss	23,584
Financial assets at fair value through profit or loss, category [member]
Disclosure Of Financial Assets [Line Items]
Derivative instruments , current	3,311
Other current financial assets	128,956
Total Current	132,267
Derivative instruments, non-current	13,344
Other non-current financial assets	2,371,649
Total Non-Current	2,384,993
Total	2,517,260
Financial Assets At Fair Value Through Profit Or Loss	2,477,021
Financial assets at fair value through profit or loss, category [member] | Level 2 [Member]
Disclosure Of Financial Assets [Line Items]
Financial Assets At Fair Value Through Profit Or Loss	2,371,635
Financial assets at amortised cost, category [member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables, Current	3,565,359
Other current financial assets	37,013
Total Current	3,602,372
Trade and other receivables, Non-current	908,160
Other non-current financial assets	354,344
Total Non-Current	1,262,504
Total	4,864,876
Derivatives Designated as Hedges [Member]
Disclosure Of Financial Assets [Line Items]
Derivative instruments , current	41,113	2,168
Total Current	41,113	2,168
Derivative instruments, non-current	56,385	19,932
Total Non-Current	56,385	19,932
Total	97,498	22,100
Other Comprehensive Income
Disclosure Of Financial Assets [Line Items]
Equity instruments	753
Total Non-Current	753
Total	753
Financial assets at fair value through other comprehensive income	753
Other Comprehensive Income | Level 2 [Member]
Disclosure Of Financial Assets [Line Items]
Financial assets at fair value through other comprehensive income	$ 753
Financial assets held for trading [Member]
Disclosure Of Financial Assets [Line Items]
Derivative instruments , current		404
Other current financial assets		49,757
Total Current		50,161
Equity instruments		1,104
Derivative instruments, non-current		4,898
Other non-current financial assets		1,312,871
Total Non-Current		1,318,873
Total		1,369,034
Financial assets at fair value through profit or loss [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables, Current		2,394,756
Other current financial assets		14,286
Total Current		2,409,042
Trade and other receivables, Non-current		619,637
Other non-current financial assets		413,462
Total Non-Current		1,033,099
Total		$ 3,442,141